Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Feb. 23, 2024 USD ($)	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2023 CAD ($) shares	Apr. 30, 2023 CAD ($) $ / shares	Apr. 30, 2024 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments | $		$ 445		$ 1,535	$ 1,943
Number of underwritten public offering shares | shares				1,265,000
Number of shares exercise by underwriter of over allotment option | shares				165,000
Public offering price for each common share | $ / shares							$ 1
At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares sold/issued | shares			13,315,850				629,240
Proceeds from sale of common shares | $		$ 12,200		$ 1,800
Share Capital | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares | shares					263,537
Total gross proceeds from exercise of stock options | $					$ 700
Shares issued pursuant to option exercise | $					$ 800
Weighted average share price | $ / shares						$ 4.5
Shares issued pursuant to conversion of convertible debentures, Number of Shares | shares		5,893,768	5,893,768		309,877
Convertible debentures			$ 3.0		$ 1,300
Debt conversion principal debt amount			$ 3.0		$ 1,300	$ 1,300
Common Shares | Top of Range | At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price | $	$ 60.0